Schedule of Non-cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,645	$ 4,122	$ 16,396	$ 9,588
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,661	2,271	9,034	5,283
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,984	$ 1,851	$ 7,362	$ 4,305